As filed with the Securities and Exchange Commission on August 8, 2008

Securities Act File No. 033-26305
Investment Company Act File No. 811-05742

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 109 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940 ☒
Amendment No. 111
(Check appropriate box or boxes)

BLACKROCK FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Donald C. Burke
BlackRock Funds
800 Scudders Mill Road
Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Howard B. Surloff, Esq
Joel H. Goldberg, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	100 Bellevue Parkway
787 Seventh Avenue	Wilmington, DE 19809
New York, New York 10019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 10, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 10, 2008, the effectiveness of the registration statement filed in Post-Effective Amendment No. 108 on May 28, 2008, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 109 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 108.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 109 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 8th day of August, 2008.

BLACKROCK FUNDS

By:	/s/ Donald Burke

Donald Burke
President (Principal Executive Officer)

By:	/s/ Neal Andrews

Neal Andrews
Chief Financial Officer (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Donald Burke	President (Principal Executive Officer)	August 8, 2008

Donald Burke

/s/ Neal Andrews	Chief Financial Officer (Principal Financial Officer)	August 8, 2008

Neal Andrews

*David O. Beim	Trustee

(David O. Beim)

*Ronald W. Forbes	Trustee

(Ronald W. Forbes)

*Dr. Matina Horner	Trustee

(Dr. Matina Horner)

*Rodney D. Johnson	Trustee

(Rodney D. Johnson)

*Herbert I. London	Trustee

(Herbert I. London)

*Cynthia A. Montgomery	Trustee

(Cynthia A. Montgomery)

*Joseph P. Platt, Jr.	Trustee

(Joseph P. Platt, Jr.)

*Robert C. Robb, Jr.	Trustee

(Robert C. Robb, Jr.)

*Tony Rosenblatt	Trustee

(Tony Rosenblatt)

*Kenneth L. Urish	Trustee

(Kenneth L. Urish)

*Frederick W. Winter	Trustee

(Frederick W. Winter)

*Richard S. Davis	Trustee

(Richard S. Davis)

*Henry Gabbay	Trustee

(Henry Gabbay)

*By: /s/ Donald C. Burke		August 8, 2008
Attorney-in-fact